Goldman Sachs Buffered S&P 500 Fund - Mar-Sep Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Svc [Member] | Goldman Sachs Buffered S&P 500 Fund - Mar-Sep | Service Shares
Prospectus [Line Items]
Annual Return [Percent]	14.89%	14.28%